STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - Since Inception - 4 months ended Oct. 09, 2020 - USD ($)	Common Stock	Retained Earnings	Total
Equity Balance, Starting at Jun. 01, 2020	$ 0	$ 0	$ 0
Shares Outstanding, Starting at Jun. 01, 2020	0
Stock Issued During Period, Value, New Issues	$ 86,292	0	86,292
Stock Issued During Period, Shares, New Issues	50,000,000
Net Income (Loss)	$ 0	(11)	(11)
Shares Outstanding, Ending at Oct. 09, 2020	50,000,000
Equity Balance, Ending at Oct. 09, 2020	$ 86,292	$ (11)	$ 86,281